Notes to the consolidated statements of income	12 Months Ended
Dec. 31, 2025
Notes to the consolidated statements of income
Notes to the consolidated statements of income

5.Notes to the consolidated statements of income

a)Revenue

The Company recognized the following revenue in the consolidated statements of income for the years ended December 31, 2025, 2024, and 2023:

Revenue
in € K
	Revenue from	Revenue from	Revenue from
	contracts with	insurance	lease
	customers	contracts	contracts	Total

	For the year ended December 31, 2025

Healthcare services	13,097,267	—	—	13,097,267
Healthcare products	4,325,723	—	87,902	4,413,625
Insurance contracts	—	2,116,710	—	2,116,710
Total	17,422,990	2,116,710	87,902	19,627,602

	For the year ended December 31, 2024

Healthcare services	13,471,363	—	—	13,471,363
Healthcare products	4,186,195	—	64,327	4,250,522
Insurance contracts	—	1,614,024	—	1,614,024
Total	17,657,558	1,614,024	64,327	19,335,909

	For the year ended December 31, 2023

Healthcare services	14,166,796	—	—	14,166,796
Healthcare products	3,979,122	—	80,559	4,059,681
Insurance contracts	—	1,227,140	—	1,227,140
Total	18,145,918	1,227,140	80,559	19,453,617

The following table contains a disaggregation of revenue by categories for the years ended December 31, 2025, 2024, and 2023:

Disaggregation of revenue by categories
in € K
	For the year ended December 31,
	2025	2024	2023
Care Delivery	13,736,272	14,003,461	14,748,611
Thereof: U.S.	11,506,548	11,526,296	11,836,065
Thereof: International	2,229,724	2,477,165	2,912,546
Value-Based Care	2,247,373	1,752,456	1,277,116
Care Enablement	5,476,187	5,556,534	5,345,428
Inter-segment eliminations	(1,832,230)	(1,976,542)	(1,917,538)
Total	19,627,602	19,335,909	19,453,617
(1)	For further information on the revenue attributable to the Company’s operating segments, see note 29.

The Company recognized the following amounts as receivables and contract liabilities relating to contracts with customers for the years ended December 31, 2025 and 2024:

Trade accounts receivables from unrelated parties and contract liabilities in € K
	2025	2024

Trade accounts receivables from unrelated parties	2,988,956	3,238,090
Contract liabilities	113,154	66,735

Impairment loss in the amount of €29,252, €18,694, and €111,193 for the years ended December 31, 2025, 2024, and 2023, respectively, related to receivables arising from contracts with customers.

The change in contract liabilities during the period results from the ordinary course of business.

Contract liabilities primarily relate to advance payments from customers and to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions.

Contract liabilities are shown in the consolidated balance sheet in line items “Current provisions and other current liabilities” and “Non-current provisions and other non-current liabilities.”

At December 31, 2025, revenue recognized that was included in contract liabilities at the beginning of the period was €46,252 (2024: €31,713).

At December 31, 2025, performance obligations of €771,302 (2024: €697,620) are unsatisfied (or partially unsatisfied).

The expected recognition of the transaction price allocated to unsatisfied performance obligations as revenue for the next five years and in the aggregate for the five years thereafter is as follows:

Unsatisfied performance obligations
in € K
	2025	2024

1 year	288,738	234,739
1 - 3 years	301,932	308,734
3 - 5 years	110,105	122,351
5 - 10 years	70,527	31,796
Total	771,302	697,620

b)Selling, general and administrative expense

Selling, general and administrative expense recorded in the consolidated statements of income comprises both distribution costs as well as general and administrative expense. Distribution costs are generated in the selling, marketing, and warehousing functions of the Company which are not attributable to production or R&D. General and administrative expense is generated in the administrative function of the Company’s business and is not attributable to selling, production or R&D.

The following table discloses the distribution costs as well as general and administrative expense recorded by the Company for the years ended December 31, 2025, 2024, and 2023:

Selling, general and administrative expense
in € K
	2025	2024	2023
Distribution costs(1)	618,137	660,433	706,401
General and administrative expense(1)	2,414,591	2,482,386	2,489,935
Selling, general and administrative expense	3,032,728	3,142,819	3,196,336
(1)The Company reclassified €116,099 and €101,560 from “Distribution costs” to “General and administrative expense” for the years ended December 31, 2024 and 2023 as a result of a change in accounting policy made to improve the presentation of core administrative functions that support the Company’s operational infrastructure, particularly in relation to patient service-related costs within the revenue cycle management process, including insurance verification, pre-authorizations, coding, claims submission, cash posting, and denial management.

c)Cost of materials

The cost of materials for the year ended December 31, 2025, 2024, and 2023 consisted of the following:

Cost of materials
in € K
	2025	2024	2023

Cost of raw materials, supplies and purchased components	4,107,887	4,023,978	4,170,690
Cost of purchased services	409,553	354,417	316,945
Cost of materials	4,517,440	4,378,395	4,487,635

d)Personnel expenses

Personnel expenses included within costs of revenue, selling, general and administrative expenses, and research and development expenses consisted of the following:

Personnel expenses
in € K
	2025	2024	2023

Wages and salaries	6,242,754	6,425,067	6,437,582
Social security contributions and cost of retirement benefits and social assistance	1,408,300	1,363,751	1,330,628
thereof retirement benefits	185,119	199,265	194,307
Personnel expenses	7,651,054	7,788,818	7,768,210

The Company employed the following personnel on a total headcount basis, on average, for the following years:

Employees by function
	2025	2024	2023

Production and services	95,025	96,938	105,894
Administration(1)	7,920	8,339	9,118
Sales and marketing(1)	6,627	7,212	6,808
Research and development	1,452	1,351	1,300
Total employees	111,024	113,840	123,120

(1)The Company reclassified personnel on a total headcount basis, on average, in the amount of 1,071 and 1,185 from “Sales and marketing” to “Administration” for the years ended December 31, 2024 and 2023 as a result of a change in accounting policy made to improve the presentation of core administrative functions that support the Company’s operational infrastructure, particularly in relation to patient service - related costs within the revenue cycle management process, including insurance verification, pre-authorizations, coding, claims submission, cash posting, and denial management.

e)Other operating income and expense

The following table contains reconciliations of the amounts included in other operating income and expense for the years ended December 31, 2025, 2024, and 2023:

Other operating income
in € K	For the year ended December 31,
	2025	2024	2023

Foreign exchange gains	359,962	352,041	280,323
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	9,136	29,579	33,921
Revaluation of certain investments (1)	7,254	51,572	14,671
Income from strategic transactions and programs	17,795	116,607	60,843
Income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies	43,050	71,994	46,919
Other	90,902	138,325	78,570
Other operating income	528,099	760,118	515,247

Other operating expense
in € K	For the year ended December 31,
	2025	2024	2023

Foreign exchange losses	403,756	375,098	315,821
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	8,143	14,923	29,082
Revaluation of certain investments (1)	84,292	7,544	—
Expenses from strategic transactions and programs	122,162	434,088	320,765
Other	102,304	101,285	98,625
Other operating expense	720,657	932,938	764,293
(1)	Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the years ended December 31, 2025, 2024, and 2023.

Included within the “income from strategic transactions and programs” line item in other operating income are the gains from divestitures of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization. The amount presented for the year ended December 31, 2025 primarily relates to the recovery of receivables associated with the divestiture of the Company’s service business in Ecuador, gains from the sale of the Company’s service businesses in Kazakhstan and Malaysia, and the gain from the sale of select assets of the Company’s wholly owned Spectra Laboratories. The amount presented for the year ended December 31, 2024 primarily relates to the revaluation of certain assets held for sale in the amount of €14,896 and gains from the divestiture of certain businesses in the amount of €89,248. The gains from the divestiture of certain businesses relate primarily to the divestiture of Cura Day Hospitals Group in Australia and the divestiture of certain clinics, both as part of Legacy Portfolio Optimization. The amount presented for the year ended December 31, 2023 relates to a gain on the divestiture of National Cardiovascular Partners (NCP).

Included within the “expenses from strategic transactions and programs” line item in other operating expense are the divestitures (including proposed divestitures as of each reporting date and associated impairment losses) of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization and the FME25+ Program. For further information on the proposed divestitures and associated impairment losses, see note 4. Consistent with the Company’s policy to present impairment losses within other operating expense, such costs related to costs of revenue, selling, general and administrative expense, or R&D expense are included within other operating expense. “Expenses from strategic transactions and programs” primarily consist of:

●	strategic divestiture program expenses identified during the Legacy Portfolio Optimization program. In 2025, 2024, and 2023, the amounts primarily include the proposed divestitures identified in note 4, the cessation of a dialysis cycler development program, impairment losses resulting from the measurement of asset held for sale (NCP as well as the Company’s service businesses in Brazil, Colombia, Curacao, Ecuador, Guatemala, Kazakhstan, Malaysia, Peru, and Türkiye), the divestitures of the Company’s service businesses in Argentina, Brazil, Chile, Colombia, Curacao, Ecuador, Guatemala, Sub-Saharan Africa, Peru, Türkiye, and the Cura Day Hospitals Group in Australia (in connection with Legacy Portfolio Optimization) and the write-down of non-current assets and a provision for onerous contracts related to the proposed divestitures. For the year ended December 31, 2025, the Company recorded a net loss related to reclassification adjustments of foreign currency translation in the amount of €61,520, of which €60,415 related to the Legacy Portfolio Optimization program. For the year ended December 31, 2024, the Company recorded a net loss related to reclassification adjustments of foreign currency translation in the amount of €115,570, of which €120,885 related to the Legacy Portfolio Optimization program. For the year ended December 31, 2023, the Company recorded a net loss related to reclassification adjustments of foreign currency translation in the amount of €17,125, of which €19,422 related to the Legacy Portfolio Optimization program. Reclassification adjustments of foreign currency translation that do not relate to strategic programs are included in the “Other” line item in the table above;

●	certain impairment losses in connection with the FME25+ Program; and

●	certain costs associated with the Conversion, primarily related to the requisite relabeling of its products, transaction costs (such as costs for external advisors and conducting an extraordinary general meeting) and costs related to the establishment of dedicated administrative functions required to manage certain services which have historically been administered at the Fresenius SE group level and paid by the Company through corporate charges (Legal Form Conversion Costs).

Expenses from strategic transactions and programs comprised the following for the years ended December 31, 2025, 2024, and 2023:

Expenses from strategic transactions and programs
in € K
	For the year ended December 31,
	2025	2024	2023
Derecognition of capitalized development costs and termination costs(1)	—	—	58,818
Legacy Portfolio Optimization	—	—	58,818
Impairment of intangible and tangible assets(2)	14,961	112,095	48,768
Legacy Portfolio Optimization	13,797	105,845	34,894
FME25+ Program	1,164	6,250	13,874
Impairment resulting from the measurement of assets held for sale	8,793	118,375	74,616
Legacy Portfolio Optimization	8,793	118,375	62,724
FME25+ Program	—	—	11,892
Loss from the sale of business	47,241	132,202	93,859
Legacy Portfolio Optimization	47,241	132,202	93,859
Other(3)	51,167	71,416	44,704
Legacy Portfolio Optimization	47,660	61,536	14,744
Legal Form Conversion Costs	3,507	9,330	29,960
FME25+ Program	—	550	—
Expenses from strategic transactions and programs	122,162	434,088	320,765
(1)	Primarily R&D expense.
(2)	For the years ended December 31, 2025 and 2024, the amounts relate primarily to costs of revenue and selling, general and administrative expense, while the amounts for the year ended December 31, 2023 relates primarily to R&D expense.
(3)	For the years ended December 31, 2025, 2024, and 2023, the amounts relate primarily to selling, general and administrative expense.

For more information on the disposal groups classified as held for sale, see note 4.

f)Net interest

Net interest in the amount of €314,798 (2024: €335,469 and 2023: €336,423) included interest expense of €384,409 (2024: €407,044 and 2023: €424,640) and interest income of €69,611 (2024: €71,575 and 2023: €88,217). Interest expense resulted mainly from the Company’s financial liabilities including outstanding bonds and loans (see note 16 and note 17), lease liabilities and lease liabilities from related parties (see note 6 b) and note 24), foreign currency swaps and, in 2024, interest expense on taxes related to a settlement. In 2025, interest income primarily resulted from bank deposits, investments and debt securities, foreign currency swaps, finance lease receivables, and trade accounts receivable from unrelated parties. In 2024, interest income primarily resulted from bank deposits, investments and debt securities, finance lease receivables, and foreign currency swaps. In 2023, interest income primarily resulted from investments, debt securities and royalty receivables, interest on lease receivables, and interest on bank deposits.

g)Income taxes

Income before income taxes is attributable to the following geographic locations:

Income before income taxes
in € K
	2025	2024	2023

Germany	179,681	(30,436)	(91,082)
United States	863,117	688,903	725,848
Other	469,440	398,459	398,249
Total	1,512,238	1,056,926	1,033,015

Income tax expense (benefit) for the years ended December 31, 2025, 2024, and 2023 consisted of the following:

Income tax expense (benefit)
in € K
	2025	2024	2023
Current
Germany	45,967	69,971	20,947
United States	168,024	179,423	290,787
Other	134,192	139,333	110,972
	348,183	388,727	422,706
Deferred
Germany	11,033	(37,765)	34,018
United States	(13,922)	(48,565)	(150,225)
Other	(24,323)	13,659	(5,942)
	(27,212)	(72,671)	(122,149)
Total	320,971	316,056	300,557

The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the trade tax rate on income before income taxes. The German combined statutory tax rates were 30.28%, 30.34%, and 30.32% for the fiscal years ended December 31, 2025, 2024, and 2023, respectively. A reconciliation between the expected and actual income tax expense is shown below. In 2025, the decrease in non - deductible expenses as compared to 2024 results from lower non - deductible expenses related to Legacy Portfolio Optimization while the change from tax expense for prior years recorded in 2024 to tax income for prior years recorded in 2025 is mainly related to the derecognition of certain deferred tax liabilities initially established in connection with the 2022 Interwell Health transaction (Interwell Health Deferred Tax Reversal) (see note 26). In Germany, the legislature implemented a gradual reduction of the corporate tax rate from 15% to 10% from 2028 until 2032 leading to increased effects in tax rate changes. The increase in withholding taxes in 2025 as compared to 2024 mainly relates to non - deductible and non - creditable foreign taxes in the U.S.

Reconciliation of income taxes
in € K
	2025	2024	2023

Expected corporate income tax expense	457,906	320,671	313,158
Tax free income	(41,691)	(40,859)	(39,550)
Income from equity method investees	(53,085)	(33,142)	(25,570)
Tax rate differentials	(62,739)	(45,636)	(47,586)
Non-deductible expenses	47,103	97,141	114,182
Tax expense (income) for prior years	(32,129)	10,087	(16,867)
Noncontrolling partnership interests	(54,363)	(46,779)	(58,345)
Tax rate changes	(7,463)	(166)	442
Change in realizability of deferred tax assets and tax credits	30,529	32,415	44,287
Withholding taxes	21,820	8,371	15,124
Other	15,083	13,953	1,282
Income tax expense	320,971	316,056	300,557

Effective tax rate	21.2%	29.9%	29.1%

The tax effects of the temporary differences and net operating losses that give rise to deferred tax assets and liabilities at December 31, 2025 and 2024, are presented below:

Deferred income tax assets and liabilities
in € K
	2025	2024
Deferred tax assets
Trade accounts receivable	49,679	46,585
Inventories	72,048	93,831
Intangible assets	1,395	1,193
Property, plant and equipment and other non-current assets	74,131	95,587
Lease liabilities	643,689	779,241
Provisions and other liabilities	283,654	286,048
Pension liabilities	97,252	123,368
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	97,891	119,453
Derivatives	2,535	8,704
Other	7,824	7,168
Total deferred tax assets	1,330,098	1,561,178

Deferred tax liabilities
Trade accounts receivable	35,502	3,650
Inventories	4,041	3,464
Intangible assets	812,160	936,036
Property, plant and equipment and other non-current assets	175,443	183,762
Right-of-use assets	548,195	676,860
Provisions and other liabilities	5,665	39,826
Pension liabilities	1,978	1
Derivatives	4,073	6,530
Other	196,017	190,430
Total deferred tax liabilities	1,783,074	2,040,559
Net deferred tax liabilities	(452,976)	(479,381)

In the consolidated balance sheets, the accumulated amounts of deferred tax assets and liabilities are shown as follows:

Net deferred income tax assets and liabilities
in € K
	2025	2024

Deferred tax assets	236,547	229,509
Deferred tax liabilities	689,523	708,890
Net deferred tax liabilities	(452,976)	(479,381)

The change in the balance of deferred tax assets and deferred tax liabilities does not equal the deferred tax expense/(benefit) due to deferred taxes that are booked directly to equity, the effects of exchange rate changes on tax assets and liabilities denominated in currencies other than euro, and the acquisition and disposal of entities as part of ordinary activities.

The net operating losses included in the table below reflect U.S. federal tax, German corporate income tax, and other tax loss carryforwards in the various countries in which the Company operates, and expire as follows:

Net operating loss carryforwards
in € K
For the year ended December 31, 2025		For the year ended December 31, 2024
2026	31,501	2025	13,993
2027	48,245	2026	32,500
2028	31,521	2027	49,674
2029	84,242	2028	34,646
2030	26,498	2029	89,237
2031	1,960	2030	23,492
2032	6,738	2031	12,357
2033	2,796	2032	5,175
2034	801	2033	2,127
2035 and thereafter	235,354	2034 and thereafter	202,457
Without expiration date	442,371	Without expiration date	491,773
Total	912,027	Total	957,431

Included in the balance of net operating loss carryforwards at December 31, 2025 are €689,694 (2024: €731,303) not expected to be absorbed. Deferred tax assets regarding this portion are not recognized. The utilization of deferred tax assets arising from entities which suffered a loss is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable differences. Additionally, at December 31, 2025 and 2024, the Company had an unrecognized net deferred tax asset arising from unutilized notional interest deduction of $479,008 and $323,999, respectively (€407,667 and €311,867, respectively).

In assessing the realizability of deferred tax assets, management considers to which extent it is probable that the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carryforwards become deductible. Management considers the expected reversal of deferred tax liabilities and projected future taxable income in making this assessment and believes it is probable the Company will realize the benefits of these deferred tax assets at December 31, 2025.

The Company provides for income taxes and foreign withholding taxes on the cumulative earnings of foreign subsidiaries and foreign subsidiaries in which the Company has ownership of less than 100% that will not be reinvested. At December 31, 2025, the Company provided for €10,523 (2024: €8,643) of deferred tax liabilities associated with earnings that are likely to be distributed in the following year(s). Provision has not been made for additional taxes on €8,967,622 (2024: €9,558,889) undistributed earnings of foreign subsidiaries as these earnings are considered indefinitely reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however, calculation of such additional tax is not practicable. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax; however, those dividends and capital gains would generally be 95% tax free for German tax purposes.

At December 31, 2025, the Company recognized income tax expenses related to Pillar Two income taxes in the amount of €7,630 (2024: €5,702). The main jurisdictions in which exposures to this tax exist include Malta and Türkiye.